Lease Commitments, Rent Expense, and Contingent Liabilities (Details Narrative) - OneMain Holdings, Inc. [Member] $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Integer	Dec. 31, 2015 USD ($) Integer	Dec. 31, 2014 USD ($) Integer	Dec. 31, 2013 USD ($)
Rental expense	$ 84	$ 39	$ 30
Reserve for sales recourse obligations			23
Reserve for sales recourse obligations	$ 13	$ 15	$ 24	$ 5
Number of loans repurchased | Integer		13	9
Payments for repurchase of loans		$ 1	$ 1
Number of material recourse requests | Integer	0